Financial instruments fair value risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	€ 407	€ 527
Other
Financial assets at fair value through profit or loss
Other	889	741
Fair value
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	407	527
Financial assets at fair value through profit or loss
Derivatives	378	289
Derivatives assets, reported within trade receivables	89	161
Derivatives financial liabilities reported within trade receivables hedge trading activities	(153)	(51)
Fair value | Other
Financial assets at fair value through profit or loss
Other	889	741
Fair value | Level 1
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	5	6
Financial assets at fair value through profit or loss
Derivatives	0	0
Fair value | Level 1 | Other
Financial assets at fair value through profit or loss
Other	428	331
Fair value | Level 2
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	3	3
Financial assets at fair value through profit or loss
Derivatives	378	289
Fair value | Level 2 | Other
Financial assets at fair value through profit or loss
Other	0	0
Fair value | Level 3
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	399	518
Financial assets at fair value through profit or loss
Derivatives	0	0
Fair value | Level 3 | Other
Financial assets at fair value through profit or loss
Other	461	410
Fair value | Financial liabilities
Financial assets at fair value through profit or loss
Derivatives	(784)	(235)
Contingent consideration	(164)	(180)
Fair value | Financial liabilities | Level 1
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	0	0
Fair value | Financial liabilities | Level 2
Financial assets at fair value through profit or loss
Derivatives	(784)	(235)
Contingent consideration	0	0
Fair value | Financial liabilities | Level 3
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	€ (164)	€ (180)